Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates

Translation of amounts from HK$ into US$ has been made at the following exchange rates for the six months ended June 30, 2022 and 2021:

	June 30, 2023	June 30, 2022
Period-end HK$:US$ exchange rate	0.12761	0.12744
Period average HK$:US$ exchange rate	0.12757	0.12779

Translation of amounts from HK$ into US$ has been made at the following exchange rates for the years ended December 31, 2022 and 2021:
	December 31, 2022	December 31, 2021
Year-end HK$:US$ exchange rate	0.1281	0.1283
Annual average HK$:US$ exchange rate	0.1277	0.1287

Schedule of Estimated Residual Values

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational:

Expected useful life
Land and building	Shorter of 50 years or lease term
Office improvement	3 years
Furniture, fixtures and equipment	5 years
Computer equipment	3 years
Motor vehicle	3 years
Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:
Expected useful life
Land and building	Shorter of 50 years or lease term
Furniture, fixtures and equipment	5 years
Computer equipment	3 years
Motor vehicle	3 years

Schedule of Revenue Streams by Segments

The Company has disaggregated its revenue from contracts with customers into categories based on the nature of the revenue. The following table presents the revenue streams by segments, with the presentation revenue categories presented on the statements of operation for the periods indicated:

	For the three months ended June 30, 2023
	Distribution Business	Platform Business			Total
	Insurance brokerage service	Asset management service	Money lending service	Real estate agency service
Interest income:
Loans	$—	$—	$38,175	$—	$38,175

Non-interest income:
Commissions	16,005,608	277,960	—	39,488	16,323,056
Recurring service fees	—	1,009,702	—	—	1,009,702
	$16,005,608	$1,287,662	$38,175	$39,488	$17,370,933
	For the three months ended June 30, 2022
	Distribution Business	Platform Business			Total
	Insurance brokerage service	Asset management service	Money lending service	Real estate agency service
Interest income:
Loans	$—	$—	$37,871	$—	$37,871

Non-interest income:
Commissions	2,373,898	518,277	—	44,905	2,937,080
Recurring service fees	—	1,114,721	—	—	1,114,721
	$2,373,898	$1,632,998	$37,871	$44,905	$4,089,672
	For the six months ended June 30, 2023
	Distribution Business	Platform Business
	Insurance brokerage service	Asset management service	Money lending service	Real estate agency service	Total
Interest income:
Loans	$—	$—	$76,333	$—	$76,333

Non-interest income:
Commissions	25,693,427	601,722	—	43,534	26,338,683
Recurring service fees	—	2,029,597	—	—	2,029,597
	$25,693,427	$2,631,319	$76,333	$43,534	$28,444,613
	For the six months ended June 30, 2022
	Distribution Business	Platform Business			Total
	Insurance brokerage service	Asset management service	Money lending service	Real estate agency service
Interest income:
Loans	$—	$—	$99,194	$—	$99,194

Non-interest income:
Commissions	2,553,829	1,094,812	—	115,516	3,764,157
Recurring service fees	—	2,302,644	—	—	2,302,644
	$2,553,829	$3,397,456	$99,194	$115,516	$6,165,995

	For the year ended December 31, 2022
	Distribution Business	Platform Business
	Insurance brokerage service	Asset management service	Money lending service	Real estate agency service	Total
Interest income:
Loans	$—	$—	$176,175	$—	$176,175

Non-interest income:
Commissions	24,610,309	1,764,310	—	187,072	26,561,691
Recurring service fees	—	4,342,361	—	—	4,342,361
	$24,610,309	$6,106,671	$176,175	$187,072	$31,080,227
	For the year ended December 30, 2021
	Distribution Business	Platform Business
	Insurance brokerage service	Asset management service	Money lending service	Real estate agency service	Total
Interest income:
Loans	$—	$—	$961,522	$—	$961,522

Non-interest income:
Commissions	929,555	4,081,590	—	157,088	5,168,233
Recurring service fees	—	5,338,848	—	—	5,338,848
	$929,555	$9,420,438	$961,522	$157,088	$11,468,603

Schedule of Operating Segments	Based on management’s assessment, the Company determined that it has the following operating segments:
Segments	Scope of Service	Business Activities
Distribution Business	Insurance Brokerage Business	– Facilitating the placement of insurance to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from insurance companies.
Platform Business	– Asset Management Business

–     Providing access to financial products and services to licensed brokers.

–     Providing operational support for the submission and processing of product applications.

–     Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.

–     Providing training resources and materials.

–     Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services.

	– Money Lending Service	– Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers.
	– Real Estate Agency Service	– Solicitation of real estate sales for the developers, in exchange for commissions.
Fintech Business	Investment Holding	Managing an ensemble of fintech investments.
Healthcare Business	Investment Holding	Managing an ensemble of healthcare-related investments.

The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. Based on management’s assessment, the Company determined that it has the following operating segments:
Segments	Scope of Service	Business Activities
Distribution Business	Insurance Brokerage Service

–  Facilitating the placement of insurance, investment, real estate and other financial products and services to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from product providers, including insurance companies, fund houses and other product specialists

Platform Business	Asset Management Service	– Providing access to financial products and services to licensed brokers.
– Providing operational support for the submission and processing of product applications.
– Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.
– Providing training resources and materials.
– Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services
	Money Lending Service	– Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers
	Real Estate Agency Service	– Solicitation of real estate sales for the developers, in exchange for commissions
Fintech Business	Investment holding	– Managing an ensemble of fintech investments
Healthcare Business	Investment holding	– Managing an ensemble of healthcare-related investments

Schedule of Fair Value Hierarchy of the Valuation Techniques

The following table presents information about the Company’s assets that were measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

Description	June 30, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Marketable equity securities	$524	$524	$—	$—
Non-marketable equity securities	$33,946,542	$—	$—	$33,946,542

Liabilities:
Warrant liabilities	$2,173	$—	$—	$2,173
Description	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Marketable equity securities	$2,443,593	$2,443,593	$—	$—
Non-marketable equity securities	$34,589,767	$—	$—	$34,589,767

Liabilities:
Forward share purchase liability	$13,491,606	$—	$—	$13,491,606
Warrant liabilities	$4,548	$—	$—	$4,548
The following table presents information about the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.
Description	December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Marketable equity securities	$2,443,593	$2,443,593	$—	$—
Non-marketable equity securities	$34,589,767	$—	$—	$34,589,767

Liabilities:
Forward share purchase liability	$13,491,606	$—	$—	$13,491,606
Warrant liabilities	$4,548	$—	$—	$4,548
Description	December 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Marketable equity securities	$7,795,479	$7,795,479	$—	$—
Non-marketable equity securities	$25,496,534	$—	$—	$25,496,534